Condensed Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2016
HopFed [Member]
Summary of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows:

	2016	2015	2014
Cash flows from operating activities
Net income	$2,904	2,404	2,199
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of subsidiary	(1,364)	8,943	(423)
Amortization of restricted stock	135	190	164
Increase (decrease) in:
Current income taxes payable	(49)	11	200
Accrued expenses	(392)	(149)	280

Net cash provided by operating activities	1,234	11,399	2,420

Cash flows from financing activities:
Purchase of treasury stock	(1,876)	(11,926)	(3,500)
Proceeds on ESOP loan	632	704	—
Dividends paid on common stock	(993)	(1,022)	(1,187)

Net cash (used in) financing activities	(2,237)	(12,244)	(4,687)
Net decrease in cash	(1,003)	(845)	(2,267)
Cash and due from banks at beginning of year	2,087	2,932	5,199

Cash and due from banks at end of year	$1,084	2,087	2,932